February 26, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Chester Funds (the “Trust”)
File No. 2-92948

Commissioners:

Enclosed is the 65th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purposes of this Amendment are: (1) to add Vanguard Institutional Target Retirement 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and Income Funds, twelve new series of the Trust, each of which will be offered in an Institutional share class; and (2) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective 75 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-7310.

Sincerely,

Alexander Smith
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov
U. S. Securities and Exchange Commission